Leases - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease cost	$ 5,557
Short-term lease cost	609
Amortization of ROU assets	1,233
Interest expense	130
Total lease cost	$ 7,529